Other Income - Summary Of Tabular Disclosure Of Reconciliation Of Account Payables To Former Shareholders Explanatory (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Operating Income [Line Items]
Balances as of January 1		S/ 31,921	S/ 85,265	S/ 90,134
Interest expense		1,251	4,896	4,290
Payments		(21,145)	(30,011)	(1,368)
Reversal		0	(46,613)
Hospital y Clínica OCA's purchase price adjustment	[1]			(8,193)
Transfer from Contingent consideration		0	17,178
Acquired through business combination				1,347
Exchange difference		943	1,206	(945)
Balances as of December 31		S/ 12,970	S/ 31,921	S/ 85,265

[1]	In June 2023, the Group adjusted the purchase price of the acquisition of Hospital y Clínica OCA performed in October 2022 in accordance with the acquisition Share Purchase Agreement for S/ 8,193 thousand.